Joint Arrangements and Associate	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
JOINT ARRANGEMENTS AND ASSOCIATE

20. JOINT ARRANGEMENTS AND ASSOCIATE
A) Joint Operations
BP-Husky Refining LLC
Cenovus holds a 50 percent interest in Toledo with BP, who operates the Toledo Refinery in Ohio.
Sunrise Oil Sands Partnership
Cenovus, as the operator, holds a 50 percent interest in Sunrise, an oil sands project in northern Alberta, with BP Canada who holds the remaining interest.
WRB Refining LP
Cenovus holds a 50 percent interest in WRB with Phillips 66, who holds the remaining interest and operates the Wood River Refinery in Illinois and the Borger Refinery in Texas.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity, HCML, which is engaged in the exploration for and production of natural gas resources in offshore Indonesia. The Company’s share of equity investment income (loss) related to the joint venture is included in the Consolidated Statements of Earnings (Loss) in the Offshore segment.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the year ended December 31,	2021
Revenue	439
Expenses	395
Net Earnings (Loss)	44
Balance Sheet

As at December 31,	2021
Current Assets (1)	167
Non-Current Assets	1,433
Current Liabilities	62
Non-Current Liabilities	896
Net Assets	642
(1)Includes cash and cash equivalents of $46 million.
For the year ended December 31, 2021, the Company’s share of income from the equity-accounted affiliate was $47 million. As at December 31, 2021, the carrying amount of the Company’s share of net assets was $311 million. These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company. For the year ended December 31, 2021, the difference was primarily related to the fair value associated with the purchase price allocation.
For the year ended December 31, 2021, the Company received $100 million of distributions from HCML.
Husky Midstream Limited Partnership
The Company holds a 35 percent interest in HMLP, which owns midstream assets, including pipeline, storage and other ancillary infrastructure assets in Alberta and Saskatchewan. Power Assets Holdings Ltd. holds a 49 percent interest and CK Infrastructure Holdings Ltd. holds a 16 percent interest in HMLP.
For the year ended December 31, 2021, HMLP had net earnings of $134 million. The Company’s share of (income) loss from the equity-accounted affiliate does not equal the 35 percent of the net earnings of HMLP due to the nature of the profit-sharing arrangement as defined in the partnership agreement. The Company’s share of earnings will fluctuate depending on certain income thresholds. For the year ended December 31, 2021, the Company did not record its pre-tax net income relating to HMLP of $18 million as the carrying value of the Company’s interest is $nil.
Due to the decline in forecasted distributions from the partnership profit structure, as at December 31, 2021, the Company had $17 million in cumulative unrecognized losses and OCI, net of tax. The Company records its share of equity investment income related to the joint venture only in excess of the cumulated unrecognized loss and is included in the Consolidated Statements of Earnings (Loss) in the Oil Sands segment.
For the twelve months ended December 31, 2021, the Company received $37 million in distributions and paid $32 million in contributions to HMLP. The net amount of the distributions received and contributions paid are recorded in (income) loss from equity-accounted affiliates.
C) Associate
Headwater Exploration Inc.
On October 14, 2021, the Company sold its 25 percent interest in Headwater (see Note 9). The proportionate share of the income from the Headwater equity investment prior to the sale was $5 million and was recorded to (income) loss from equity-accounted affiliates.